JPMorgan International Growth ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 0.8%
Telstra Group Ltd.	774,065	2,629,727
Belgium — 0.7%
UCB SA	7,587	2,311,954
Brazil — 4.6%
Axia Energia	293,736	3,030,151
Itausa SA (Preference)	1,432,456	3,704,472
MercadoLibre, Inc. *	1,324	2,843,674
Wheaton Precious Metals Corp.	35,758	4,710,923
		14,289,220
Canada — 4.3%
Brookfield Corp.	65,768	2,997,995
OR Royalties, Inc.	62,011	2,445,100
Shopify, Inc., Class A *	38,947	5,110,462
WSP Global, Inc.	14,589	2,820,301
		13,373,858
China — 8.6%
Advanced Micro-Fabrication Equipment, Inc., Class A	35,755	1,779,477
Contemporary Amperex Technology Co. Ltd., Class A	60,000	3,022,186
Fuyao Glass Industry Group Co. Ltd., Class H (a)	375,200	3,216,032
H World Group Ltd., ADR	45,598	2,166,361
Tencent Holdings Ltd.	181,300	13,935,046
Zijin Mining Group Co. Ltd., Class H	556,000	2,898,997
		27,018,099
Denmark — 2.6%
DSV A/S	17,127	4,815,858
Novonesis Novozymes B	51,956	3,183,529
		7,999,387
France — 9.5%
Air Liquide SA	28,751	5,383,983
Capgemini SE	9,029	1,402,910
EssilorLuxottica SA	15,023	4,592,472
Kering SA	5,327	1,662,972
Legrand SA	26,146	4,174,418
Safran SA	28,729	10,264,626
SPIE SA	39,977	2,190,497
		29,671,878
Germany — 2.8%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,808	2,307,939
Scout24 SE (a)	17,753	1,767,512
Siemens Energy AG *	26,716	4,551,875
		8,627,326
Greece — 1.2%
Piraeus Bank SA *	383,195	3,865,414

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — 2.6%
AIA Group Ltd.	303,800	3,505,087
Hong Kong Exchanges & Clearing Ltd.	86,300	4,757,815
		8,262,902
Hungary — 1.2%
OTP Bank Nyrt.	29,581	3,722,238
India — 2.4%
Bajaj Finance Ltd.	186,735	1,889,266
Blue Star Ltd.	87,606	1,736,737
Cholamandalam Investment and Finance Co. Ltd.	98,247	1,744,758
UltraTech Cement Ltd.	16,457	2,274,560
		7,645,321
Italy — 2.0%
Prysmian SpA	21,970	2,602,202
Ryanair Holdings plc, ADR	53,164	3,753,378
		6,355,580
Japan — 12.3%
Advantest Corp.	9,300	1,538,095
Azbil Corp.	329,900	2,887,188
Hitachi Ltd.	91,100	3,161,182
IHI Corp.	202,800	4,692,020
Kao Corp.	36,600	1,464,091
Kinden Corp.	48,100	2,128,423
Lasertec Corp.	15,600	3,583,905
Nintendo Co. Ltd.	44,000	2,724,725
Obic Co. Ltd.	23,300	647,599
Penta-Ocean Construction Co. Ltd.	213,500	2,240,725
Recruit Holdings Co. Ltd.	46,900	2,470,401
Sanrio Co. Ltd.	29,700	918,872
Sony Group Corp.	209,900	4,627,856
Sumitomo Electric Industries Ltd.	70,000	3,064,568
Suzuki Motor Corp.	169,200	2,307,054
		38,456,704
Netherlands — 3.8%
Argenx SE *	2,515	2,115,043
ASML Holding NV	5,008	7,181,001
Nebius Group NV * (b)	19,832	1,689,488
SBM Offshore NV	24,906	894,630
		11,880,162
Saudi Arabia — 1.4%
Al Rajhi Bank	147,369	4,208,315
Singapore — 2.5%
DBS Group Holdings Ltd.	80,450	3,739,505
Sea Ltd., ADR *	20,146	2,346,808
Singapore Exchange Ltd.	130,300	1,805,452
		7,891,765

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 9.9%
Eugene Technology Co. Ltd.	25,748	1,958,083
Hanwha Aerospace Co. Ltd. *	6,153	5,538,815
JB Financial Group Co. Ltd.	105,937	1,848,365
KIWOOM Securities Co. Ltd.	14,399	4,425,956
Samsung C&T Corp.	23,316	4,860,326
Samsung Electronics Co. Ltd.	74,876	8,271,910
SK Square Co. Ltd. *	10,523	4,119,243
		31,022,698
Spain — 2.7%
Indra Sistemas SA	90,605	5,856,162
Industria de Diseno Textil SA	40,918	2,662,540
		8,518,702
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	25,360	4,922,622
VAT Group AG (a)	6,100	3,944,666
		8,867,288
Taiwan — 8.5%
eMemory Technology, Inc.	21,000	1,209,494
Jentech Precision Industrial Co. Ltd.	10,000	886,003
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,587	5,813,558
Taiwan Semiconductor Manufacturing Co. Ltd.	338,000	18,690,027
		26,599,082
United Kingdom — 9.8%
3i Group plc	55,729	2,560,141
AstraZeneca plc	41,140	7,664,962
Compass Group plc	155,850	4,673,231
InterContinental Hotels Group plc	26,006	3,513,418
RELX plc	88,090	3,146,355
Rolls-Royce Holdings plc	395,813	6,616,797
Standard Chartered plc	94,234	2,411,112
		30,586,016
United States — 2.2%
Ferrovial SE	49,536	3,345,914
Haleon plc	676,443	3,537,732
		6,883,646
Total Common Stocks (Cost $261,243,561)		310,687,282
Short-Term Investments — 0.6%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (c) (d) (Cost $241,937)	241,840	241,937
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $1,483,306)	1,483,306	1,483,306
Total Short-Term Investments (Cost $1,725,243)		1,725,243

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.8% (Cost $262,968,804)		312,412,525
Other Assets in Excess of Liabilities — 0.2%		743,715
NET ASSETS — 100.0%		313,156,240

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $1,303,748.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	13.6%
Banks	7.5
Aerospace & Defense	7.2
Capital Markets	5.3
Interactive Media & Services	5.0
Electrical Equipment	4.6
Pharmaceuticals	4.3
IT Services	4.2
Industrial Conglomerates	3.9
Construction & Engineering	3.4
Hotels, Restaurants & Leisure	3.3
Metals & Mining	3.2
Machinery	2.8
Chemicals	2.7
Technology Hardware, Storage & Peripherals	2.6
Textiles, Apparel & Luxury Goods	2.1
Automobile Components	2.0
Insurance	1.9
Professional Services	1.8
Broadline Retail	1.7
Air Freight & Logistics	1.5
Household Durables	1.5
Health Care Equipment & Supplies	1.5
Passenger Airlines	1.2
Consumer Finance	1.2
Specialty Retail	1.1
Electric Utilities	1.0
Others (each less than 1.0%)	7.3
Short-Term Investments	0.6

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,629,727	$—	$2,629,727
Belgium	—	2,311,954	—	2,311,954
Brazil	14,289,220	—	—	14,289,220
Canada	13,373,858	—	—	13,373,858
China	2,166,361	24,851,738	—	27,018,099
Denmark	—	7,999,387	—	7,999,387
France	—	29,671,878	—	29,671,878
Germany	—	8,627,326	—	8,627,326

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Greece	$3,865,414	$—	$—	$3,865,414
Hong Kong	—	8,262,902	—	8,262,902
Hungary	—	3,722,238	—	3,722,238
India	—	7,645,321	—	7,645,321
Italy	3,753,378	2,602,202	—	6,355,580
Japan	—	38,456,704	—	38,456,704
Netherlands	1,689,488	10,190,674	—	11,880,162
Saudi Arabia	—	4,208,315	—	4,208,315
Singapore	2,346,808	5,544,957	—	7,891,765
South Korea	—	31,022,698	—	31,022,698
Spain	—	8,518,702	—	8,518,702
Switzerland	—	8,867,288	—	8,867,288
Taiwan	5,813,558	20,785,524	—	26,599,082
United Kingdom	—	30,586,016	—	30,586,016
United States	—	6,883,646	—	6,883,646
Total Common Stocks	47,298,085	263,389,197	—	310,687,282
Short-Term Investments
Investment Companies	241,937	—	—	241,937
Investment of Cash Collateral from Securities Loaned	1,483,306	—	—	1,483,306
Total Short-Term Investments	1,725,243	—	—	1,725,243
Total Investments in Securities	$49,023,328	$263,389,197	$—	$312,412,525
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$2,537,783	$28,476,716	$30,772,796	$50	$184	$241,937	241,840	$22,139	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	1,075,405	15,483,521	15,075,620	—	—	1,483,306	1,483,306	19,442	—
Total	$3,613,188	$43,960,237	$45,848,416	$50	$184	$1,725,243		$41,581	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.